Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Common shares issued
Number issued

(number of shares)
2022 2021
Beginning of year 398,059,265 396,262,741
Issued:
Stock option plan [note 25] 401,955 1,796,524
Equity issuance (a) 34,057,250 -
End of year 432,518,470 398,059,265